STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF NUMBER OF OPTIONS GRANTED

	Nine months ended September 30, 2023
	Number of	Weighted average exercise price
	options	in USD

Options outstanding at January 1, 2023	10,246,284	$0.0001
Options granted during the period	37,770,029	$0.0001
Options outstanding at the end of period	48,016,313	$0.0001
Options exercisable at the end of period	13,183,291	$0.0001

SCHEDULE OF FAIR VALUE OF OPTIONS

Grant date	July 1, 2021	January 2022	Q1-Q3’2023
Vesting period	2 years	2 years	0.25-3 years
Expected average volatility	187.7%	187.7%	172%-187.7%
Expected dividend yield	-	-	-
Common Stock Value	$0.76	$0.01-$0.08	$0.009-$0.015
Risk-free interest rate	0.3%	1.81%	3.39%-3.98%

Grant date	July 1, 2021
Expected term	2 years
Expected average volatility	187.7%
Expected dividend yield	-
Common Stock Value	$0.76
Risk-free interest rate	0.3%